Commitments, Guarantees, Charges and Contingent Liabilities (Details) € in Thousands, ₪ in Thousands													12 Months Ended		18 Months Ended	24 Months Ended
	May 18, 2026 ILS (₪)	Apr. 19, 2026 ILS (₪)	Nov. 27, 2025 ILS (₪)	Nov. 10, 2025 ILS (₪)	Sep. 03, 2025 USD ($)	Apr. 19, 2025 EUR (€)	Apr. 02, 2025 EUR (€)	Sep. 04, 2024 ILS (₪)	Jul. 31, 2024 ILS (₪)	Jun. 04, 2024 USD ($)	Apr. 04, 2024 USD ($)	Jan. 29, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Nov. 30, 2024 EUR (€)	Nov. 30, 2024 EUR (€)	Feb. 20, 2025 ILS (₪)	Dec. 31, 2024 USD ($)
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Provision amount | $													$ 11,722,000
Amount claim against alleged unlawful termination | $										$ 2,000,000
Unpaid debt | ₪								₪ 1,891,799
Agreement in principle amount | $					$ 11,000,000
Asserted salary claims | €						€ 8,097										€ 24,934
Interest | €						450
Severance pay | ₪				₪ 250,000
Claim amount | $											$ 178,738
Default judgment amount | $												$ 148,348
Phoenix Insurance Company Ltd [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Unpaid social benefits | ₪																	₪ 165,496
Fortinet Inc [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Alleged claim | $													3,000,000
Tandu Technologies and Security Systems Ltd [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Alleged claim | ₪			₪ 3,957,254
Efrat Investments LLC [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Provision amount | $													11,000,000
Blackswan Germany [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Damage claim amount | €							€ 116,883
Asserted salary claims | €						280,857									€ 225,000
Interest | €						€ 15,603									€ 12,500
Ms. Ayelet Bitan [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Amount claim against alleged unlawful termination | ₪									₪ 1,270
Contract Tender Litigation [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Damage claim amount | ₪														₪ 2,500
Provision amount | $													$ 784,000
Subsequent Event [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Damage claim amount | ₪		₪ 1,690
Forecast [Member]
Commitments, Guarantees, Charges and Contingent Liabilities [Line Items]
Payments for bonuses | ₪	₪ 1,105,978